Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 351
Additions	52
Usage	(45)
Reversals	(12)
Acquisition	7
Ending balance	353
Current	65	$ 65
Non-current	288	286
Total other provisions	353	351
AROs
Reconciliation of changes in other provisions [abstract]
Beginning balance	163
Additions	0
Usage	(9)
Reversals	0
Acquisition	7
Ending balance	161
Current	32
Non-current	129
Total other provisions	161	163
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	188
Additions	52
Usage	(36)
Reversals	(12)
Acquisition	0
Ending balance	192
Current	33
Non-current	159
Total other provisions	$ 192	$ 188